Fair value measurement (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term investments
Gain (loss) from changes in fair value option	¥ 804	¥ 1,485	¥ 2,092
Investment, Type [Extensible Enumeration]	Wealth Management Product [Member]	Wealth Management Product [Member]	Wealth Management Product [Member]